LONG-TERM DEBT	6 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
LONG-TERM DEBT

NOTE 9: LONG-TERM DEBT

Long-term debt consisted of the following as of September 30, 2022 and March 31, 2022. The long-term debt below was acquired in the July 25, 2022 acquisition of White River was $143,801 at the date of acquisition.

	September 30, 2022	March 31, 2022
	(unaudited)
Truck loan – Amur Capital (a)	$80,634	$-
Truck loan – Mitsubishi (b)	54,738	-
Total long-term debt	135,372	-
Less: current portion	(42,668)	-
Long-term debt, net of current portion	$92,704	$-

(a)	On May 13, 2022, entered into long-term secured note payable for $87,964 for two service trucks maturing May 13, 2026. The note is secured by the collateral purchased and accrued interest annually at 11.99% with principal and interest payments due monthly. There is no accrued interest as of September 30, 2022.

(b)	On June 21, 2022, entered into long-term secured note payable for $61,973 for a service truck maturing December 21, 2024. The note is secured by the collateral purchased and accrued interest annually at 11.99% with principal and interest payments due monthly. There is no accrued interest as of September 30, 2022.

The following is a list of maturities as of September 30:

2023	$42,668
2024	48,074
2025	29,047
2026	15,583
$135,372

Interest expense on long-term debt during the six months ended September 30, 2022 and 2021 are $6,168 and $0, respectively.